Schedule of Changes in Derivative Warrant Liabilities (Details) - USD ($)	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Fair Value Disclosures [Abstract]
Derivative warrant liabilities, Beginning	$ 1,848,000	$ 1,400,000
Issuance of Public and Private Warrants			4,589,000
Transfer of Public Warrants to a Level 1 measurement			(3,105,000)
Change in fair value of derivative warrant liabilities	(504,000)	448,000	(84,000)
Derivative warrant liabilities, Ending	$ 1,344,000	$ 1,848,000	$ 1,400,000